Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Schedule of changes in goodwill

The following table sets forth the changes in goodwill for the years ended December 31, 2010, 2011 and 2012:

RMB
Balances as of December 31, 2010	273,666
Impairment	(273,382)
Disposal of a subsidiary	(284)
Balances as of December 31, 2011	—
Balances as of December 31, 2012	—

Schedule of intangible assets

	December 31, 2011
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,163
Technical know-how	5.7	209,084	(171,327)	—	37,757	5,999
Customer relationship	5.8	66,671	(51,714)	—	14,957	2,377
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—	—
Total		498,824	(257,261)	(131,177)	110,386	17,539

	December 31, 2012
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,257
Technical know-how	5.7	209,084	(207,534)	—	1,550	249
Customer relationship	5.8	66,671	(63,081)	—	3,590	576
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(304,835)	(131,177)	62,812	10,082

Schedule of aggregated amortization expense for intangible assets

	Year ended December 31, 2012
	2010	2011	2012
	RMB	RMB	RMB	US$

Selling expenses
Customer relationship	11,585	11,585	11,367	1,825
General and administrative expenses
Technical know-how	37,229	38,523	36,207	5,811
Total amortization expense	48,814	50,108	47,574	7,636

Schedule of estimated amortization expense
December 31, 2012
RMB
2013	3,953
2014	250
2015	250
2016	250
2017	250